ORGANIZATION AND NATURE OF BUSINESS (Details)	12 Months Ended
Dec. 31, 2017
Furniture and Fixtures [Member] | Minimum [Member]
Estimated Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Estimated Useful Life	7 years
Office and computer equipment [Member] | Minimum [Member]
Estimated Useful Life	3 years
Office and computer equipment [Member] | Maximum [Member]
Estimated Useful Life	5 years